Other Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2020
Other liabilities, current
Accrued compensation for phantom shares - Note 16	$ 1,590	$ 884
Other accrued compensation	1,139	892
Restricted stock units - Note 13	1,210
Other		14
Total	3,939	1,790	$ 1,834
Other liabilities, non-current
Warrant liability - Notes 11 and 16	$ 18	$ 18